UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Net loss for the period	€ (52,370)	€ (42,867)
Items that will not be reclassified to profit or loss	40	9
Actuarial gains on retirement benefit obligations	40	9
Items that are or may be reclassified subsequently to profit or loss	211	(38)
Foreign currency translation differences	211	(38)
Other comprehensive (loss) income	250	(29)
Total comprehensive loss for the period	€ (52,119)	€ (42,896)